Related Party Transactions - Schedule of Significant Related Party Transaction (Details) - CNY (¥)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Mr. Zhan Jie [Member]
Loan from related pates
Loan from related pates			¥ 15,000,180
Repayment of loans to related parties
Repayment of loans to related parties		15,000,000
Capital injection from related parties
Capital injection from related parties		15,000,000
Mrs. Zhang Pingting [Member]
Loan from related pates
Loan from related pates			15,000,000
Repayment of loans to related parties
Repayment of loans to related parties		15,000,000
Capital injection from related parties
Capital injection from related parties		15,000,000
Mr. Wen Haoxiang [Member]
Capital injection from related parties
Capital injection from related parties		¥ 1,500,000